Quarterly Report
March 31, 2020
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Alcoholic Beverages – 4.1%
Ambev S.A., ADR	210,276	$483,635
China Resources Beer Holdings Co. Ltd.	110,000	499,299
Kweichow Moutai Co. Ltd., “A”	3,000	471,572
		$1,454,506
Automotive – 1.9%
Hero MotoCorp Ltd.	10,464	$218,990
Mahindra & Mahindra Ltd.	50,068	186,755
PT Astra International Tbk	1,047,100	250,380
		$656,125
Brokerage & Asset Managers – 1.5%
B3 Brasil Bolsa Balcao S.A.	24,800	$171,344
Moscow Exchange MICEX-RTS PJSC	278,343	344,651
		$515,995
Business Services – 1.4%
Tata Consultancy Services Ltd.	19,979	$478,775
Computer Software - Systems – 0.4%
Linx S.A.	49,000	$157,012
Conglomerates – 1.0%
Jardine Strategic Holdings Ltd.	15,900	$352,980
Construction – 1.4%
Techtronic Industries Co. Ltd.	77,500	$499,252
Consumer Products – 0.3%
Dabur India Ltd.	17,421	$102,704
Consumer Services – 2.4%
51job, Inc., ADR (a)	9,096	$558,403
MakeMyTrip Ltd. (a)	24,272	290,172
		$848,575
Electrical Equipment – 1.3%
Bharat Heavy Electricals Ltd.	331,737	$91,210
LS Industrial Systems Co. Ltd.	13,581	381,038
		$472,248
Electronics – 13.6%
Samsung Electronics Co. Ltd.	53,439	$2,076,859
Silicon Motion Technology Corp., ADR	11,549	423,386
Taiwan Semiconductor Manufacturing Co. Ltd.	257,258	2,296,288
		$4,796,533
Energy - Integrated – 2.5%
LUKOIL PJSC, ADR	12,127	$722,757
Petroleo Brasileiro S.A., ADR	29,198	160,589
		$883,346
Food & Beverages – 7.2%
AVI Ltd.	75,827	$298,382
Fomento Economico Mexicano S.A.B. de C.V., ADR	1,994	120,657
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	138,741	584,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Orion Corp.	9,473	$890,280
Tata Consumer Products Ltd.	32,884	126,648
Tingyi (Cayman Islands) Holding Corp.	318,000	518,076
		$2,538,104
Forest & Paper Products – 0.7%
Suzano S.A.	34,800	$239,697
Gaming & Lodging – 1.1%
Genting Berhad	437,500	$375,333
General Merchandise – 0.7%
Bim Birlesik Magazalar A.S.	12,296	$92,514
Walmart de Mexico S.A.B. de C.V.	67,536	158,716
		$251,230
Insurance – 4.3%
AIA Group Ltd.	108,200	$973,400
Samsung Fire & Marine Insurance Co. Ltd.	4,224	528,330
		$1,501,730
Internet – 17.9%
Alibaba Group Holding Ltd., ADR (a)	8,336	$1,621,185
Baidu, Inc., ADR (a)	7,720	778,099
NAVER Corp.	5,594	769,529
NetEase.com, Inc., ADR	1,224	392,855
Tencent Holdings Ltd.	56,300	2,745,277
		$6,306,945
Machinery & Tools – 3.1%
Doosan Bobcat, Inc.	27,599	$399,698
Haitian International Holdings Ltd.	204,000	378,911
PT United Tractors Tbk	301,600	311,694
		$1,090,303
Major Banks – 4.4%
ABSA Group Ltd.	75,211	$315,385
Banco Bradesco S.A., ADR	91,883	373,045
China Construction Bank	1,052,670	858,003
		$1,546,433
Metals & Mining – 0.5%
Vale S.A., ADR	22,592	$187,288
Network & Telecom – 1.4%
VTech Holdings Ltd.	67,900	$489,750
Oil Services – 0.1%
Lamprell PLC (a)	198,613	$32,194
Other Banks & Diversified Financials – 13.0%
Abu Dhabi Commercial Bank	103,363	$130,289
Banco de Chile	1,344,114	108,515
Bancolombia S.A., ADR	4,887	121,980
Bank Rakyat Indonesia	1,464,700	271,207
Credicorp Ltd.	1,741	249,085
E.Sun Financial Holding Co. Ltd.	686,038	550,119
Grupo Financiero Inbursa S.A. de C.V.	297,807	213,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Housing Development Finance Corp. Ltd.	38,786	$828,374
Kasikornbank Co. Ltd.	98,100	272,023
Komercni Banka A.S.	10,561	200,625
Metropolitan Bank & Trust Co.	555,710	437,051
Public Bank Berhad	116,300	424,935
Sberbank of Russia	173,677	413,981
Shriram Transport Finance Co. Ltd.	40,460	349,115
		$4,571,215
Pharmaceuticals – 0.9%
Genomma Lab Internacional S.A., “B” (a)	409,511	$325,744
Real Estate – 2.3%
Aldar Properties PJSC	335,830	$138,515
Hang Lung Properties Ltd.	177,000	357,989
Multiplan Empreendimentos Imobiliarios S.A.	29,646	108,860
Swire Properties Ltd.	76,600	215,392
		$820,756
Restaurants – 3.4%
Yum China Holdings, Inc.	27,844	$1,186,990
Specialty Chemicals – 0.6%
PTT Global Chemical PLC	214,000	$198,888
Specialty Stores – 0.3%
Dufry AG	3,113	$96,498
Telecommunications - Wireless – 0.5%
Mobile TeleSystems PJSC, ADR	24,944	$189,574
Telephone Services – 1.5%
Hellenic Telecommunications Organization S.A.	28,446	$344,476
Naspers Ltd.	1,167	165,797
		$510,273
Tobacco – 0.2%
PT Hanjaya Mandala Sampoerna Tbk	979,750	$84,864
Utilities - Electric Power – 1.4%
CESC Ltd.	48,977	$262,171
NTPC Ltd.	211,524	233,299
		$495,470
Total Common Stocks		$34,257,330
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 1.28% (v)	837,267	$837,435

Other Assets, Less Liabilities – 0.3%		105,397
Net Assets – 100.0%		$35,200,162
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $837,435 and $34,257,330, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$5,500,504	$5,092,227	$—	$10,592,731
South Korea	—	5,045,734	—	5,045,734
Taiwan	973,505	2,296,288	—	3,269,793
India	381,382	2,786,831	—	3,168,213
Hong Kong	568,372	2,320,391	—	2,888,763
Brazil	1,881,470	—	—	1,881,470
Russia	189,574	1,481,389	—	1,670,963
Indonesia	521,587	396,558	—	918,145
Mexico	819,033	—	—	819,033
Other Countries	2,510,005	1,492,480	—	4,002,485
Mutual Funds	837,435	—	—	837,435
Total	$14,182,867	$20,911,898	$—	$35,094,765
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$451,912	$4,004,058	$3,618,589	$35	$19	$837,435
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,611	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
China	30.1%
South Korea	14.3%
Taiwan	9.3%
India	9.0%
Hong Kong	8.2%
Brazil	5.3%
Russia	4.7%
United States	2.7%
Indonesia	2.6%
Other Countries	13.8%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.